UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21552
                                                     ---------

                     J.P. Morgan Multi-Strategy Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                            245 Park Avenue, Floor 3
                               New York, NY 10167
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Ronan O'Comhrai, Esq.
                 J.P. Morgan Alternative Asset Management, Inc.
                            245 Park Avenue, Floor 8
                               New York, NY 10167
               ---------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                               Jame G. Silk, Esq.
                           Wilkie Farr & Gallagher LLP
                               1875 K Street, N.W.
                           Washington, D.C. 20006-1238

        Registrant's telephone number, including area code: 212-648-1953
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2008
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.




                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                             Schedule of Investments
                                  June 30, 2008
                                   (Unaudited)

                                                                                                            % OF
                                                                                                            MEMBERS'
STRATEGY                         INVESTMENT FUND                               COST           FAIR VALUE    CAPITAL     LIQUIDITY
--------                         ---------------                               ----          ------------   -------     ---------
Credit                           Centar Investments Group (Asia) L.P.          4,300,000       4,347,177      2.51%     Quarterly
Credit                           Good Hill Partners Fund L.P.                  3,000,000       2,908,900      1.68%   Semi-Annually
Credit                           Plainfield Special Situations
                                   Onshore Feeder, L.P.                        3,600,000       3,657,211      2.11%     Quarterly
Credit                           Strategic Value Restructuring Fund, L.P.      6,112,337       7,894,634      4.56%     Annually
Credit                           Waterfall Eden Fund, L.P.                     6,150,000       5,758,986      3.32%     Quarterly
Credit                           Waterfall Victoria Fund L.P.                  1,600,000       1,621,515      0.94%   Semi-Annually
                                                                            ------------    ------------    ------
                                 TOTAL                                        24,762,337      26,188,423     15.12%
                                                                            ------------    ------------    ------
Long/Short Equities              Black Bear Fund I, L.P.                       5,428,893       5,553,945      3.21%     Quarterly
Long/Short Equities              Eastern Advisor Fund, L.P. Side Pocket          322,253         592,272      0.34%    Side Pocket
Long/Short Equities              Egerton Investment Partners, L.P.             4,000,000       3,800,190      2.19%     Quarterly
Long/Short Equities              Glenview Institutional Partners, L.P.         3,563,369       4,569,653      2.64%     Quarterly
Long/Short Equities              Marshall Wace European TOPS Fund Limited      4,000,000       3,969,031      2.29%      Monthly
Long/Short Equities              PMA Prospect Fund                             4,066,482       4,652,355      2.69%      Monthly
Long/Short Equities              Tremblant Concentrated Fund, L.P.             3,213,229       3,729,230      2.15%     Annually
Long/Short Equities              ValueAct Capital Partners, L.P.               4,408,910       4,391,440      2.53%     Annually
Long/Short Equities              ValueAct Capital Partners III, L.P.           3,500,000       3,048,695      1.76%     Annually
                                                                            ------------    ------------    ------
                                 TOTAL                                        32,503,136      34,306,811     19.80%
                                                                            ------------    ------------    ------
Merger Arbitrage/Event Driven    Deephaven Event Fund, LLC                     1,455,071       1,208,533      0.70%      Monthly
Merger Arbitrage/Event Driven    Pendragon Lancelot II Fund, LLC               4,284,759       4,704,048      2.72%     Quarterly
Merger Arbitrage/Event Driven    Taconic Opportunity Fund, L.P.                3,300,000       3,332,996      1.92%     Quarterly
                                                                            ------------    ------------    ------
                                 TOTAL                                         9,039,830       9,245,577      5.34%
                                                                            ------------    ------------    ------
Opportunistic                    Brevan Howard, L.P.                           4,191,093       7,001,660      4.04%      Monthly
Opportunistic                    Brevan Howard Multi-Strategy Fund, L.P.       2,150,000       2,191,495      1.26%      Monthly
                                                                            ------------    ------------    ------
                                 TOTAL                                         6,341,093       9,193,155      5.30%
                                                                            ------------    ------------    ------
Relative Value                   Aviator Partners, L.P.                            8,179           1,922      0.00%     Quarterly
Relative Value                   BAM Opportunity, L.P.                         5,921,148       6,797,935      3.92%     Quarterly
Relative Value                   Black River Commodity Multi-Strategy
                                   Fund, LLC                                   4,136,924       4,901,062      2.83%   Semi-Annually
Relative Value                   D.E. Shaw Composite Fund, LLC                 4,759,136       6,088,694      3.51%     Quarterly
Relative Value                   D.E. Shaw Oculus Fund, LLC                    2,966,254       6,325,919      3.65%     Quarterly
Relative Value                   DKR Sound Shore Oasis Fund, L.P.              6,371,533       8,586,026      4.96%     Quarterly
Relative Value                   Evolution M Fund, L.P.                        4,059,073       5,287,925      3.05%     Quarterly
Relative Value                   Hudson Bay Fund, L.P.                         6,300,000       7,102,805      4.10%     Quarterly
Relative Value                   Magnetar Capital Fund, L.P.                   4,976,729       6,299,473      3.64%   Semi-Annually
Relative Value                   Magnetar Risk Linked Fund Ltd                 4,800,000       4,865,412      2.81%   Semi-Annually
Relative Value                   QVT Associates, L.P.                          8,388,098      11,327,392      6.54%     Quarterly
Relative Value                   Red Kite Metals Fund, LLC                     1,974,785       2,133,483      1.23%     Quarterly
Relative Value                   Viridian Fund, L.P.                           4,800,000       4,947,220      2.86%     Quarterly
Relative Value                   Whiteside Energy Domestic L.P.                4,350,000       4,406,229      2.54%     Quarterly
                                                                            ------------    ------------    ------
                                 TOTAL                                        63,811,859      79,071,497     45.64%
                                                                            ------------    ------------    ------

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                                  June 30, 2008
                                   (Unaudited)

                                                                                                            % OF
                                                                                                            MEMBERS'
STRATEGY                         INVESTMENT FUND                               COST           FAIR VALUE    CAPITAL     LIQUIDITY
--------                         ---------------                               ----          ------------   -------     ---------
Short Selling                    Copper River Partners, L.P.                   1,961,734       2,032,329      1.17%      Annually
Short Selling                    Kingsford Capital Partners, L.P.              2,243,587       2,787,668      1.61%     Quarterly
                                                                            ------------    ------------    ------
                                 TOTAL                                         4,205,321       4,819,997      2.78%
                                                                            ------------    ------------    ------
                                 TOTAL INVESTMENTS                          $140,663,576     162,825,460     93.98%
                                                                            ============

                                 Other Assets, less Other Liabilities                         10,426,535      6.02%
                                                                                            ------------    ------

                                 MEMBERS' CAPITAL                                           $173,251,995    100.00%
                                                                                            ============    ======

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                                  June 30, 2008
                                   (Unaudited)



            Investment Strategy as a percentage of Total Investments


[PIE CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

 Credit                                 16.08%
 Long/Short Equities                    21.07%
 Merger Arbitrage/Event Driven           5.68%
 Opportunistic                           5.65%
 Relative Value                         48.56%
 Short Selling                           2.96%


THE INVESTMENTS IN INVESTMENT FUNDS SHOWN ABOVE, REPRESENTING 93.98% OF MEMBERS' CAPITAL, HAVE BEEN VALUED AT FAIR VALUE. THE BOARD OF DIRECTORS HAVE APPROVED PROCEDURES PURSUANT TO WHICH THE FUND VALUES IT'S INVESTMENTS IN INVESTMENT FUNDS AT FAIR VALUE


None of the Investment Funds are related parties. The management agreements of the general partners/managers provide for compensation to such general partners/managers in the form of management fees ranging from 1% to 3% annually of net assets and incentives of 20%-30% of net profits earned.


At June 30, 2008, the estimated cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation on investments was $23,722,409 and gross unrealized depreciation was $1,560,525 resulting in net unrealized appreciation on investments of $22,161,884.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                       Schedule of Investments (concluded)
                                  June 30, 2008
                                   (Unaudited)


In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels listed below.

 Level 1 -- quoted prices in active markets for identical securities Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
 Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund's assets and liabilities carried at fair value:

                                     Liabilities   Appreciation    Depreciation
                                          in         in Other        in Other
                   Investments in     Securities    Financial       Financial
Valuation Inputs     Securities       Sold Short   Instruments*    Instruments*
--------------------------------------------------------------------------------
Level 1           $          --         $  --          $  --            $  --
--------------------------------------------------------------------------------
Level 2                      --            --             --               --
--------------------------------------------------------------------------------
Level 3             162,825,460            --             --               --
--------------------------------------------------------------------------------
TOTAL             $ 162,825,460         $  --          $  --            $  --
================================================================================

* Other financial instruments include futures, forwards and swap contracts.


SFAS 157 also requires a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:


                                     Liabilities   Appreciation    Depreciation
                                          in         in Other        in Other
                   Investments in     Securities    Financial       Financial
Valuation Inputs     Securities       Sold Short   Instruments*    Instruments*
--------------------------------------------------------------------------------
Balance as
  of 3/31/08      $ 141,419,220         $  --          $  --           $  --
--------------------------------------------------------------------------------
Realized gain
  (loss)                387,223            --             --              --
--------------------------------------------------------------------------------
Change in unrealized
  appreciation
  (depreciation)       (807,270)           --             --              --
--------------------------------------------------------------------------------
Net purchase
  (sales)            21,826,287            --             --              --
--------------------------------------------------------------------------------
Net transfer in
  (out) of Level 3           --            --             --              --
--------------------------------------------------------------------------------
Balance as
  of 06/30/08      $162,825,460         $  --          $  --           $  --
================================================================================



ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               J.P. Morgan Multi-Strategy Fund, L.L.C.
                         -------------------------------------------------------

By (Signature and Title)*  /s/ Lawrence M. Unrein
                         -------------------------------------------------------
                           Lawrence M. Unrein, Principal Executive Officer (principal executive officer)

Date                       August 25, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Lawrence M. Unrein
                         -------------------------------------------------------
                           Lawrence M. Unrein, Principal Executive Officer (principal executive officer)

Date                       August 25, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Thomas J. DiVuolo
                         -------------------------------------------------------
                           Thomas J. DiVuolo, Principal Financial Officer (principal financial officer)

Date                       August 25, 2008
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.